Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.420% Notes due April 9, 2031
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,499,775,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,118.93
Offering Note	1 The maximum aggregate offering price of the securities to which the prospectus relates is $1,499,775,000 of 5.420% Notes due April 9, 2031. The prospectus is a final prospectus for the related offering.